FINISHED GOODS USED IN OPERATIONS, NET (Tables)	12 Months Ended
Dec. 31, 2014
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
Schedule of Finished Goods Used in Operations, Net
	December 31,
	2 0 1 3	2 0 1 4

Finished goods used in operations	$17,400	$19,633
Accumulated depreciation	(12,607)	(13,797)
Finished goods used in operations, net	$4,793	$5,836